Capital Risk Management	12 Months Ended
Feb. 29, 2024
Capital Risk Management
Capital Risk Management

16. Capital Risk Management

The Company considers its capital to be comprised of shareholders’ equity.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares. Although the Company has been successful at raising funds in the past through the issuance of capital stock, it is uncertain whether it will continue this method of financing due to the current difficult market conditions.

In order to facilitate the management of its capital requirements, the Company prepares expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions.

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FIRST PHOSPHATE CORP.

Notes to the Financial Statements

February 29, 2024 and February 28, 2023

(Expressed in Canadian Dollars)

Management reviews the capital structure on a regular basis to ensure that the above objectives are met. There have been no changes to the Company’s approach to capital management during the years ended February 29, 2024, February 28, 2023 and 2022. The Company is not subject to externally imposed capital requirements.